Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Classic Leaders
Leaders Select Series I
Huntington Leaders Series I
Select Leaders Series V
Leaders Outlook Series II/IIR/III
Huntington Leaders Outlook Series II/IIR/III
Classic Leaders Outlook Series II/IIR/III
Leaders Select Outlook
Select Leaders Outlook Series III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Select Leaders Series V
Leaders Edge Series II/IIR/III
Leaders Plus Series II/IIR/III
Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Select Leaders Outlook Series III
Leaders Series I/IR
Leaders Solution Series I/IR
Leaders Outlook Series I/IR
Leaders Elite Outlook Series I/IR
Leaders Solution Outlook Series I/IR

Supplement dated August 3, 2022 to the variable annuity prospectuses dated May 2, 2022 and the updating summary prospectuses dated May 2, 2022

This supplement to the variable annuity prospectus and updating summary prospectus outlines changes in fund fees related to certain investment options since the variable annuity prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
Appendix A - Funds Available Under the Contract
All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

In Appendix A - Funds Available Under the Contract: the following fund fees are updated as follows:

Fund and Adviser/Subadviser	Current Expenses
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: MFS Investment Management	0.77%*
Templeton Foreign VIP Fund - Class 4 Adviser: Templeton Investment Counsel, LLC	1.16%*

*	Annual expenses reflect temporary fee reduction under an expense reimbursement or fee waiver arrangement.

This supplement should be retained for future reference.

HV-7897